Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	$ 3,129
Depreciation, right-of-use assets	(379)	$ (286)
Right-of-use asset, ending balance	8,152	4,536
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	5,402	5,965
Additions	5,401
Exchange differences, right-of-use-assets	9	(97)
Right-of-use asset, ending balance	10,812	5,868
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(2,273)	(1,067)
Exchange differences, right-of-use-assets	(8)	21
Depreciation, right-of-use assets	(379)	(286)
Right-of-use asset, ending balance	(2,660)	(1,332)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	8,043	4,464
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	5,324	5,887
Additions	5,345
Exchange differences, right-of-use-assets	9	(97)
Right-of-use asset, ending balance	10,678	5,790
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(2,253)	(1,067)
Exchange differences, right-of-use-assets	(8)	21
Depreciation, right-of-use assets	(374)	(280)
Right-of-use asset, ending balance	(2,635)	(1,326)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	109	72
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	78	78
Additions	56
Exchange differences, right-of-use-assets	0	0
Right-of-use asset, ending balance	134	78
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(20)	0
Exchange differences, right-of-use-assets	0	0
Depreciation, right-of-use assets	(5)	(6)
Right-of-use asset, ending balance	$ (25)	$ (6)